NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
Brookfield Renewables non-controlling interests are comprised of the following:
Jun 30		Dec 31
(MILLIONS)	2018	2017
Participating non-controlling interests - in operating subsidiaries	$6,140	$6,298
General partnership interest in a holding subsidiary held by Brookfield	53	58
Participating non-controlling interests - in a holding subsidiary -
Redeemable/Exchangeable units held by Brookfield	2,609	2,843
Preferred equity	589	616
	$9,391	$9,815

The net change in participating non-controlling interests in operating entities is as follows:
						Isagen
	Brookfield				Isagen	public
	Americas	Brookfield	Brookfield	The	institu-	non-con
Infrastructure		Infrastructure	Infrastructure	Catalyst	tional	-trolling
(MILLIONS)	Fund	Fund II	Fund III	Group	investors	interests	Other	Total
As at December 31, 2017	$850	$1,682	$1,852	$134	$1,701	$9	$70	$6,298
Net income (loss)	3	(4)	11	11	66	-	-	87
OCI	(14)	(58)	29	-	37	-	58	52
Capital contributions	-	-	4	-	-	-	-	4
Acquisition	-	-	-	-	-	-	21	21
Distributions	(7)	(49)	(199)	(6)	(94)	-	(2)	(357)
Other	-	1	(4)	-	-	-	38	35
As at June 30, 2018	$832	$1,572	$1,693	$139	$1,710	$9	$185	$6,140
Interests held by third parties	75-80%	50-60%	23-71%	25%	53%	0.5%	21-50%

The composition of the distributions for the period ended is presented in the following table:
	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
General partnership interest in a holding
subsidiary held by Brookfield	$2	$1	$3	$2
Incentive distribution	9	7	20	15
	$11	$8	$23	$17

Participating non-controlling interests - in a
holding subsidiary - Redeemable/
Exchangeable units held by Brookfield	$64	$61	$128	$123
	$75	$69	$151	$140

Brookfield Renewables preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (BRP Equity) as follows:
			Earliest	Dividends declared
		Cumulative	permitted	for the six months ended
(MILLIONS EXCEPT	Shares	dividend	redemption	June 30		Jun 30	Dec 31
AS NOTED)	outstanding	rate (%)	date	2018	2017	2018	2017
Series 1 (C$136)	5.45	3.36	Apr 2020	$2	$2	$103	$108
Series 2 (C$113)(1)	4.51	3.63	Apr 2020	2	1	86	90
Series 3 (C$249)	9.96	4.40	Jul 2019	4	4	189	197
Series 5 (C$103)	4.11	5.00	Apr 2018	2	2	78	82
Series 6 (C$175)	7.00	5.00	Jul 2018	3	3	133	139
	31.03			$13	$12	$589	$616

Dividend rate represents annualized distribution based on the most recent quarterly floating rate.